ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS
Schedule of accounts payable and accrued charges and provisions

	2019	2018
Trade and accruals	$420.8	$457.8
Salaries and employee benefits	98.3	90.3
Interest payable	52.7	44.1
Provisions	10.6	19.4
Stock-based compensation	3.5	0.8
	$585.9	$612.4